Stock-Based Compensation (Details Textual) - USD ($)	1 Months Ended			12 Months Ended
	Dec. 31, 2015	Feb. 23, 2015	Jan. 31, 2013	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014	Apr. 06, 2015	Mar. 31, 2015	Mar. 26, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation				$ 3,761,837	$ 2,846,828
Employee service share-based compensation, nonvested awards, total compensation cost not yet recognized, stock options				7,902,071
Fair value of warrants				11,955	31,777
Adjustments to Additional Paid in Capital, Warrant Issued				$ 5,523,706	$ 6,026,070
Black Scholes Pricing Model
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant or right, number of securities called by warrants or rights		58,914
Class of warrant exercisable warrants or rights							247,552
Adjustments to Additional Paid in Capital, Warrant Issued		$ 92,111
Lattice Model Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant or right, number of securities called by warrants or rights								99,650
Warrants to purchase common stock value							$ 309,121
Warrant derivative liability								$ 172,809
Lattice Model [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant or right, number of securities called by warrants or rights				99,650
Warrants to purchase common stock value				$ 172,809
Lattice Model One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant or right, number of securities called by warrants or rights				1,418,373
Warrant derivative liability				$ 1,498,809
2014 Stock and Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized									3,750,000
Two Consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, grants in period, gross					8,334
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price					$ 4.50
Employees and Directors | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation				2,543,797	$ 2,174,870
Employees and Directors | Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation				$ 1,218,040	$ 671,958
Employees and Directors | 2014 Stock and Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, grants in period, gross					460,000
Share based compensation arrangement by share based payment award options shares purchased vested monthly term		4 years
Employees and Directors | 2014 Stock and Incentive Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price					$ 1.29
Employees and Directors | 2014 Stock and Incentive Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price					$ 3.44
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, grants in period, gross				285,000	4,572,000
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price				$ 1.07	$ 2.02
Employee Stock Option | Employees and Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, grants in period, gross			1,500,000		4,112,000	2,835,000
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price			$ 4.50
Share-based compensation arrangement by share-based payment award, number of shares authorized		6,850,000
Employee Stock Option | Employees and Directors | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price		$ 1.00
Employee Stock Option | Employees and Directors | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price		$ 2.06
Additional Paid-in Capital and Professional Fee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase common stock value				$ 80,677
Warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Adjustments to Additional Paid in Capital, Warrant Issued				$ 500,321
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Warrants cancelled In Period	30,000			30,000	59,758
Warrant | Lattice Model [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant or right, number of securities called by warrants or rights				1,518,387
Warrant | Additional Paid-in Capital and Professional Fee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase common stock value				$ 9,006
Warrant One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant or right, number of securities called by warrants or rights				5,897,677	6,040,921
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 1.65	$ 2.50
Class of warrant exercisable warrants or rights				5,897,677
Warrants to purchase common stock value				$ 3,497,914
Warrant Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant or right, number of securities called by warrants or rights				3,043,669	1,824,489
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 1.65	$ 2.50
Class of warrant exercisable warrants or rights				3,043,558
Warrants to purchase common stock value				$ 1,667,630
Adjustments to Additional Paid in Capital, Warrant Issued				$ 1,202,336
Warrant Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant or right, number of securities called by warrants or rights				184,490	105,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 2.34	$ 1.65
Class of warrant exercisable warrants or rights				184,490
Warrants to purchase common stock value				$ 184,673
Warrant Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant or right, number of securities called by warrants or rights				327,046	6,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 1.32	$ 1.38
Class of warrant exercisable warrants or rights				327,046
Warrants to purchase common stock value				$ 113,521
Warrant Five
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant or right, number of securities called by warrants or rights				87,500
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 2.50
Class of warrant exercisable warrants or rights				87,500
Warrants to purchase common stock value				$ 65,490
Warrant Six
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant or right, number of securities called by warrants or rights				519,093
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 1.65
Class of warrant exercisable warrants or rights				519,093
Warrants to purchase common stock value				$ 386,800
Warrant Seven
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant or right, number of securities called by warrants or rights				9,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 1.38
Class of warrant exercisable warrants or rights				9,000
Warrants to purchase common stock value				$ 11,407
Warrant Eight
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant or right, number of securities called by warrants or rights				24,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 1.34
Class of warrant exercisable warrants or rights				24,000
Warrants to purchase common stock value				$ 20,943
Warrant Nine
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant or right, number of securities called by warrants or rights				60,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 1.85
Class of warrant exercisable warrants or rights				60,000
Warrants to purchase common stock value				$ 34,122
Warrant Ten
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant or right, number of securities called by warrants or rights				10,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.96
Class of warrant exercisable warrants or rights				10,000
Warrants to purchase common stock value				$ 6,500
Warrant Thirteen
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant exercisable warrants or rights				66,667
Adjustments to Additional Paid in Capital, Warrant Issued				$ 50,365
Warrant Fourteen
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant exercisable warrants or rights				4,968,482
Warrants to purchase common stock value				$ 3,527,816
Adjustments to Additional Paid in Capital, Warrant Issued				$ 2,597,932
Warrant Fifteen
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant exercisable warrants or rights				1,477,287
Warrant Sixteen
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant or right, number of securities called by warrants or rights				1,072,439
Class of warrant exercisable warrants or rights				6,000
Warrants to purchase common stock value				$ 1,009,433
Adjustments to Additional Paid in Capital, Warrant Issued				$ 595,184
Warrant Eighteen
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant or right, number of securities called by warrants or rights				105,000
Warrant Eighteen | Lattice Model [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant derivative liability				$ 1,498,809
Warrant Eighteen | Derivative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase common stock value		$ 2,217,605					$ 124,434
Warrant Ninteen
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant exercisable warrants or rights				347,202